Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 1,581,208,000,000	₩ 1,864,405,000,000	₩ 1,711,902,000,000
Interests of hybrid bonds	₩ (6,688,273,972)	₩ (6,669,999,999)	₩ (17,720,986,299)
Weighted-average number of common shares outstanding	79,120,963	80,113,759	80,000,606
Basic earnings per share	₩ 19,900	₩ 23,189	₩ 21,177
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(8,065,872)	(7,073,076)	(7,186,229)
Weighted-average number of common shares outstanding	79,120,963	80,113,759	80,000,606